SHAREHOLDERS EQUITY (Schedule of RSUs Activity) (Details) - RSUs [Member] - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
RSUs Activity [Line Item]
Outstanding at January 1, 2015	67,000
Granted	69,219
Converted	(42,250)	(43,000)
Forfeited
Outstanding at December 31, 2015	93,969	67,000